Basis of preparation and going concern uncertainty (Details) - CAD ($)		9 Months Ended
	Apr. 25, 2024	May 31, 2024	Aug. 31, 2023
Disclosure of subsidiaries [line items]
Cash		$ 341,308	$ 3,359,257
Working capital		4,961,637
Deficit		(61,956,734)	$ (51,548,737)
Issuance of Voting Common Shares and Warrants		$ 8,326,492
EB Rental Ltd.
Disclosure of subsidiaries [line items]
Percentage of ownership interest disposed	100.00%
7858078 Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company		100.00%
EB Rental Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company		0.00%
EB Rental Ventura Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company		100.00%
EB Rental FL Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company		100.00%
EBR Palm Beach Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company		100.00%
Vision Marine Technologies Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company		100.00%